Commitments and Contingencies (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / item	Mar. 31, 2024 USD ($) $ / item
Commitments and Contingencies [Abstract]
Royalty expense is amount per unit shipped (in Dollars per Item) | $ / item		1	8
Royalty expense		$ 68	$ 907
Legal cost and settlement covered by insurance provider	$ 2,500